Note 10 - Commitments and Contingencies - 10K (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Year	Minimum Rental Payments	Employment Contracts
2013	$30	$972
2014	48	954
2015	47	948
2016	40	1,087
2017	42	—
Thereafter	17	—

	$224	$3,961